Nature of operations	12 Months Ended
Mar. 31, 2015
Nature of operations
Nature of operations

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, motors for optical disk drives, small precision fans, motor appliances and other small motors; ii) automotive, appliance, commercial and industrial products, which are used in various electric household appliances, commercial and  industrial equipment and automobiles; iii) machinery, which includes, test systems, measuring equipment, power transmission equipment, factory automation systems, press machines, card readers and industrial robots; iv) electronic and optical components, which include camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products; and v) other products, which include other services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam and the Philippines), North America and Japan, and sales subsidiaries are primarily located in Asia, Japan, North America and Europe.

NIDEC sells its products to the manufacturers of hard disk drives, various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.